UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks (a) 96.6%
Australia 9.1%
Medusa Mining Ltd.*	413,665	168,528
Newcrest Mining Ltd.*	437,150	3,636,912
OceanaGold Corp. (b)	712,651	1,231,480
Regis Resources Ltd.* (c)	1,672,608	1,603,440
(Cost $11,315,866)		6,640,360
Canada 53.6%
Agnico-Eagle Mines Ltd.	194,395	4,301,557
Alamos Gold, Inc. "A"* (c)	484,853	1,575,582
AuRico Metals, Inc.* (c)	213,216	84,774
B2Gold Corp.* (c)	1,054,708	1,145,151
Barrick Gold Corp.	762,912	5,395,830
Continental Gold, Inc.*	538,137	1,185,025
Detour Gold Corp.*	111,153	1,078,512
Dominion Diamond Corp.	84,140	1,047,367
Eldorado Gold Corp.	497,240	1,710,884
Franco-Nevada Corp.	94,341	3,830,338
Goldcorp, Inc.	624,479	8,332,116
New Gold, Inc.*	585,605	1,294,031
Osisko Gold Royalties Ltd.	20,907	230,994
Pan American Silver Corp.	76,116	474,325
Rubicon Minerals Corp.* (c)	910,611	779,818
Silver Wheaton Corp.	243,363	3,185,667
Teranga Gold Corp.*	592,815	276,497
Teranga Gold Corp. (CDI)* (c) (d)	581,954	245,863
Torex Gold Resources, Inc.*	1,787,869	1,531,072
Yamana Gold, Inc.	629,059	1,245,757
(Cost $80,599,599)		38,951,160
Jersey 1.7%
Centamin PLC (Cost $1,464,009)	1,386,329	1,196,893
Korea 1.2%
Korea Zinc Co., Ltd. (Cost $710,178)	2,140	900,271
Mexico 2.7%
Fresnillo PLC (e) (Cost $3,961,002)	191,689	1,938,416
Peru 0.9%
Compania de Minas Buenaventura SA (ADR) (Cost $2,664,128)	89,229	635,311
South Africa 8.4%
Anglo American Platinum Ltd.*	68,867	1,435,214
AngloGold Ashanti Ltd.*	304,894	1,847,869
Gold Fields Ltd.	557,113	1,532,870
Impala Platinum Holdings Ltd.*	151,018	543,226
Sibanye Gold Ltd.	557,113	733,458
(Cost $17,473,177)		6,092,637
United Kingdom 8.1%
Randgold Resources Ltd. (Cost $8,344,610)	96,594	5,851,175
United States 10.9%
Argonaut Gold, Inc.*	1,130,989	1,124,200
Newmont Mining Corp.	190,217	3,266,026
Stillwater Mining Co.* (c)	121,242	1,154,224
Tahoe Resources, Inc.	292,968	2,383,438
(Cost $16,326,044)		7,927,888

Total Common Stocks (Cost $142,858,613)		70,134,111
Exchange-Traded Fund 0.7%
ETFS Physical Palladium Trust* (Cost $542,061)	9,025	533,468
	Contracts	Value ($)
Put Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts
Gold 100 oz. Futures, Expiration Date 11/24/2015, Strike Price $1,000.0 (Cost $315,981)	166	205,840
	Shares	Value ($)
Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $4,878,495)	4,878,495	4,878,495
Cash Equivalents 2.2%
Central Cash Management Fund, 0.10% (f) (Cost $1,629,472)	1,629,472	1,629,472
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $150,224,622) †	106.5	77,381,386
Other Assets and Liabilities, Net	(6.5)	(4,749,790)
Net Assets	100.0	72,631,596

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $170,820,658. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $93,439,272. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $812,537 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $94,251,809.
(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $4,742,762, which is 6.5% of net assets.
(d)	Listed on the Australian Securities Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Receipt

At July 31, 2015, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)
Put Options
Gold 100 oz. Futures	166	11/24/2015	1,080.0	533,939	(539,500)

(h)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2015 was $5,561.

At July 31, 2015, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	61%

Group II:
Medium established producers	9%

Group III:
Junior producers with medium cost production	6%

Group IV:
Companies with some production on stream or in start-up	5%

Group V:
Primarily exploration companies with or without mineral resources	8%

Group VI:
Royalty companies	11%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of July 31, 2015 the Fund held $789,891 in the Subsidiary, representing 1.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,231,480	$5,408,880	$—	$6,640,360
Canada	38,705,297	245,863	—	38,951,160
Jersey	—	1,196,893	—	1,196,893
Korea	—	900,271	—	900,271
Mexico	—	1,938,416	—	1,938,416
Peru	635,311	—	—	635,311
South Africa	—	6,092,637	—	6,092,637
United Kingdom	—	5,851,175	—	5,851,175
United States	7,927,888	—	—	7,927,888
Exchange-Traded Fund	533,468	—	—	533,468
Short-Term Investments (i)	6,507,967	—	—	6,507,967
Derivatives (j)
Purchased Options	$205,840	$—	$—	$205,840

Total	$55,747,251	$21,634,135	$—	$77,381,386

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Written Options	$(539,500)	$—	$—	$(539,500)
Total	$(539,500)	$—	$—	$(539,500)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of purchased and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Commodities Contracts	$ (115,702)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015